Shareholder Report, Average Annual Return (Details) W90000000099380A_The DFA Short Term Investment Fund_Single_TSR Annual {Single}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
The DFA Short Term Investment Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The DFA Short Term Investment Fund – NAV
Average Annual Return, Percent	4.54%	3.22%	2.23%
FTSE 1 Month Treasury Bill [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE 1 Month Treasury Bill
Average Annual Return, Percent	4.47%	3.12%	2.10%